Intangible Assets, Net (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 23,791	$ 270